Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2013
Recently Issued Accounting Standards
Recently Issued Accounting Standards

33. Recently Issued Accounting Standards

In July 2013, the FASB issued ASU No. 2013-11 to require an entity to present an unrecognized tax benefit, or portion thereof, in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. However, to the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position, or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The amendment is effective for the Company on January 1, 2014 and is to be applied prospectively to all unrecognized tax benefits that exist at the balance sheet date, although retrospective adoption is permitted. Adoption of the amendment is not expected to have a significant effect on the Company’s consolidated financial statements.

In February 2013, the FASB issued an amendment to the Comprehensive Income Topic to improve the reporting of reclassifications out of comprehensive income (loss). The amendments require entities to present, either parenthetically on the face of the financial statements or in a single footnote, the effect of significant reclassifications out of each component of accumulated other comprehensive income (loss) by the respective line items of net income (loss) affected by the reclassification. The amendment became effective for the Company on January 1, 2013, and its adoption did not have any effect on the Company’s consolidated financial statements as the Company had no such reclassifications during the periods presented.

In October 2012, the FASB issued ASU No. 2012-06 to clarify that when an entity recognizes an indemnification asset as a result of a government-assisted acquisition of a financial institution and subsequently, a change in the cash flows expected to be collected on the indemnification asset occurs, as a result of a change in cash flows expected to be collected on the assets subject to indemnification, the reporting entity should subsequently account for the change in the measurement of the indemnification asset on the same basis as the change in the assets subject to indemnification. Any amortization of changes in value should be limited to the contractual term of the indemnification agreement. The amendment became effective for the Company on January 1, 2013, which was prior to the FNB Transaction, and its adoption did not have a material impact on the Company’s consolidated financial statements.

In December 2011, the FASB amended the Balance Sheet Topic of the ASC to require enhanced disclosures about the nature and effect or potential effect of an entity’s rights of setoff associated with its financial and derivative instruments. In January 2013, the FASB issued an update to the amendments, which narrowed the scope of the financial instruments for which the enhanced disclosures are applicable. The amendments became effective for the Company on January 1, 2013, and its adoption did not have a significant effect on the Company’s financial position, results of operations or cash flows. See Note 25 to the consolidated financial statements for the disclosures required by this Topic.